Income Taxes and Deferred Taxes - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Income Tax [Abstract]
Statutory tax rate (blended at Group level)		8.10%	8.10%
Municipal and cantonal income tax rate	14.00%	(0.10%)	0.10%
ObsEva Ireland Ltd [Member]
Disclosure of Income Tax [Abstract]
Current tax expense (income)		$ 0	$ 0
ObsEva USA Inc [Member]
Disclosure of Income Tax [Abstract]
Statutory tax rate (blended at Group level)		27.30%	27.30%
Current tax expense (income)		$ 67,000	$ (45,000)
Deferred taxes		$ 0	$ 0
Municipal and cantonal income tax rate		(4.20%)	3.90%
Switzerland [Member]
Disclosure of Income Tax [Abstract]
Tax loss carryforward period		7 years
Current tax expense (income)		$ 0	$ 0
Deferred taxes		$ 0	$ 0
Switzerland [Member] | Municipal and Cantonal Tax Rate [Member]
Disclosure of Income Tax [Abstract]
Statutory tax rate (blended at Group level)		22.60%
Switzerland [Member] | Federal Tax Rate [Member]
Disclosure of Income Tax [Abstract]
Statutory tax rate (blended at Group level)		8.50%